STOCKHOLDER'S EQUITY - Summary of stock options and changes during period (Details)	9 Months Ended
Sep. 30, 2015 $ / shares shares
Balance, Life	9 years 6 months
Granted, Life	10 years
Options exercisable, Life	9 years 6 months
Weighted Average Exercise Price
Balance, Per Share | $ / shares	$ 0.025
Granted, Per Share | $ / shares	0.025
Options exercisable, Per Share | $ / shares	$ 0.025
Options
Balance	4,500,000
Granted	4,500,000
Options exercisable	4,500,000